Condensed Interim Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares		3 Months Ended			12 Months Ended
	Oct. 26, 2022	Dec. 31, 2022		Dec. 31, 2021	Sep. 30, 2022		Sep. 30, 2021
Statement of Financial Position [Abstract]
Common Stock, No Par Value		$ 0			$ 0		$ 0
Common stock shares authorized unlimited		Unlimited			Unlimited		Unlimited
Common stock, shares issued		1,932,604	[1]		1,932,604	[1]	1,103,010
Common stock, shares outstanding		1,932,604	[1]		1,932,604	[1]	1,103,010
Stockholders' Equity, Reverse Stock Split	1 for 60 ratio	60:1 reverse stock split		60:1 reverse stock split	60:1 reverse stock split

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1)